RELATED PARTY DISCLOSURES - Key Management Compensation (Details) - CAD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY DISCLOSURES
Salaries and management consulting fees	$ 468,991	$ 209,007
Director fees	194,031	10,000
Stock-based compensation	848,718	425,292
Total	1,509,517	644,299
Amount owed to related parties	$ 107,357	$ 68,426